CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings Cumulative Effect Period Of Adoption Adjustment CNY (¥)	Non-controlling Interest CNY (¥)
Balances as at beginning of the year at Dec. 31, 2018	¥ 4,106,792					¥ 160	¥ 66	¥ 2,328,716	¥ 200,262	¥ (14,308)	¥ 1,591,896
Balances as at beginning of the year (in shares) at Dec. 31, 2018 | shares						243,090,108	108,147,199
Increase (Decrease) in Shareholders' Equity
Net income	2,294,552										2,294,552
Share-based compensation expenses	177,262							177,262
Exercise of share-based awards	13,913			¥ 5				13,908
Exercise of share-based awards (in shares) | shares				8,180,022
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 5	¥ (5)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				7,420,142	(7,420,142)
Appropriation to statutory reserves	152,100								152,051		(152,051)
Foreign currency translation adjustments, net of tax	7,020									7,020
Balances as at end of the year at Dec. 31, 2019	6,599,539					¥ 170	¥ 61	2,519,886	352,313	(7,288)	3,734,397
Balances as at end of the year (in shares) at Dec. 31, 2019 | shares						258,690,272	100,727,057
Increase (Decrease) in Shareholders' Equity
Net income	594,980										594,980
Share-based compensation expenses	198,825							198,825
Exercise of share-based awards	5,298			¥ 3				5,295
Exercise of share-based awards (in shares) | shares				4,666,656
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 3	¥ (3)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				4,000,000	(4,000,000)
Appropriation to statutory reserves	296,900								296,921		(296,921)
Foreign currency translation adjustments, net of tax	10,596									10,596
Establishment of a partially held subsidiary	40,000												¥ 40,000
Balances as at end of the year at Dec. 31, 2020	5,530,738		¥ (1,918,500)			¥ 176	¥ 58	2,724,006	649,234	3,308	2,113,956	¥ (1,918,500)	40,000
Balances as at end of the year (in shares) at Dec. 31, 2020 | shares				267,356,928	96,727,057	267,356,928	96,727,057
Increase (Decrease) in Shareholders' Equity
Net income	2,334,116	$ 366,272									2,333,923		193
Share-based compensation expenses	187,884							187,884
Exercise of share-based awards	7,106			¥ 3				7,103
Exercise of share-based awards (in shares) | shares				3,651,808
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares				¥ 1	¥ (1)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares				2,261,364	(2,261,364)
Appropriation to statutory reserves	252,100								252,088		(252,088)
Foreign currency translation adjustments, net of tax	7,965	1,250								7,965
Balances as at end of the year at Dec. 31, 2021	¥ 8,067,809	$ 1,266,014				¥ 180	¥ 57	¥ 2,918,993	¥ 901,322	¥ 11,273	¥ 4,195,791		¥ 40,193
Balances as at end of the year (in shares) at Dec. 31, 2021 | shares				273,270,100	94,465,693	273,270,100	94,465,693